Annual Operating Expenses {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-13 - Fidelity Global Commodity Stock Fund	Dec. 30, 2020
Fidelity Advisor Global Commodity Stock Fund: Class A
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual operating expenses	1.31%
Fidelity Advisor Global Commodity Stock Fund: Class M
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual operating expenses	1.59%
Fidelity Advisor Global Commodity Stock Fund: Class C
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual operating expenses	2.05%
Fidelity Advisor Global Commodity Stock Fund: Class I
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.95%
Fidelity Advisor Global Commodity Stock Fund: Class Z
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.85%